INVENTORIES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
INVENTORIES, NET
Raw materials	¥ 373,690		¥ 275,583
Work in process	233,274		176,417
Finished goods	610,573		441,806
Inventories, net	¥ 1,217,537	$ 186,596	¥ 893,806